Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000030208 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030208 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030208 | Foreign Government/Agency
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030208 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	92.10%
C000030209 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030209 | Independent Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030209 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030209 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030209 | Gaming
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030209 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030209 | Cable Satellite
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000030209 | Midstream
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000030209 | Insurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000030209 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000030211 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030211 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030211 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030211 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000030211 | U.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	95.10%